Fixed Assets	3 Months Ended	5 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]
5.  Fixed Assets

At March 31 31, 2017 and December 31, 2016, fixed assets, net consisted of the following:

	March 31, 2017	December 31, 2016
Office equipment and computers	$11,772	$8,048
Furniture and Equipment	13,867	0
Website development costs	1,167,130	540,146
	1,192,769	548,194
Accumulated depreciation and amortization	(1,271)	(390)
Fixed assets, net	$1,191,498	$547,804

At March 31, 2017, the Company has not yet launched its website and accordingly no amortization of capitalized website development cost was recorded during the three months ended March 31, 2017.

5.  Fixed Assets

At December 31, 2016, fixed assets, net consisted of the following:

Office equipment and computers	$8,048
Website development costs	540,146
548,194
Accumulated depreciation and amortization	(390)
Fixed assets, net	$547,804

At December 31, 2016, the Company has not yet launched its website and accordingly no amortization of capitalized website development cost was recorded during the period from July 22, 2016 (Inception) to December 31, 2016.